COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
22.	COMMITMENTS AND CONTINGENCIES
(a)	Capital Commitments
As of December 31, 2019, the Company had capital commitments contracted for but not incurred mainly for the construction
and acquisition of property and equipment for Studio City, City of Dreams and Cyprus Operations totaling $818,281.
(b)	Other Commitments

Gaming Subconcession
On September 8, 2006, the Macau government granted a gaming subconcession to Melco Resorts Macau to operate its gaming business in Macau. Pursuant to the gaming subconcession agreement, Melco Resorts Macau committed to pay the Macau government the following:
i)	A fixed annual premium of MOP30,000,000 (equivalent to $3,739).

ii)	A variable premium depending on the number and type of gaming tables and gaming machines that Melco Resorts Macau operates. The variable premium is calculated as follows:

•	MOP300,000 (equivalent to $37) per year for each gaming table (subject to a minimum of 100 tables) reserved exclusively for certain kinds of games or to certain players;

•	MOP150,000 (equivalent to $19) per year for each gaming table (subject to a minimum of 100 tables) not reserved exclusively for certain kinds of games or to certain players; and

•	MOP1,000 (equivalent to $0.1) per year for each electrical or mechanical gaming machine, including the slot machine.

iii)	A special gaming tax of an amount equal to 35% of the gross revenues of the gaming business operations on a monthly basis.

iv)	A sum of 4% of the gross revenues of the gaming business operations to utilities designated by the Macau government (a portion of which must be used for promotion of tourism in Macau) on a monthly basis.

v)	Melco Resorts Macau must maintain a guarantee issued by a Macau bank in favor of the Macau government in a maximum amount of MOP300,000,000 (equivalent to $37,394) until the 180 th
 day after the
termination
date of the gaming subconcession.

As a result of the bank guarantee issued by the bank to the Macau government as disclosed in Note
22
(b)(v) above, a sum of 1.75% of the guarantee amount will be payable by Melco Resorts Macau quarterly to the bank.
Regular License
Other commitments required by PAGCOR under the Regular License include as follows:
•	To secure a surety bond in favor of PAGCOR in the amount of PHP100,000,000 (equivalent to $1,971) to ensure prompt and punctual remittances/payments of all license fees.

•	License fees must be remitted on a monthly basis, in lieu of all taxes with reference to the income component of the gross gaming revenues: (a) 15% high roller tables; (b) 25%
non-high
roller tables; (c) 25% slot machines and electronic gaming machines; and (d) 15% junket operations. The license fees are inclusive of the 5% franchise tax under the terms of the PAGCOR charter.

•	The Licensees are required to remit 2% of casino revenues generated from non-junket
operation tables to a foundation devoted to the restoration of Philippine cultural heritage, as selected by the Licensees and approved by PAGCOR.

Regular License - continued
•
PAGCOR may collect a 5% fee on
non-gaming
revenue received from food and beverage, retail and entertainment outlets. All revenues from hotel operations should not be subject to the 5% fee except for rental income received from retail concessionaires.

•
Grounds for revocation of the Regular License, among others, are as follows: (a) failure to comply with material provisions of this license; (b) failure to remit license fees within 30 days from receipt of notice of default; (c) has become bankrupt or insolvent; and (d) if the debt-to-equity
ratio is more than 70:30. As of December 31, 2019 and 2018, MPHIL Holdings Group, as one of the Licensee parties, has complied with the required debt-to-equity
ratio under the definition as agreed with PAGCOR.

Cooperation Agreement
Under the terms of the Cooperation Agreement, the Licensees are jointly and severally liable to PAGCOR under the Regular License and each Licensee (indemnifying Licensee) must indemnify the other Licensees for any losses suffered or incurred by that Licensees arising out of, or in connection with, any breach by the indemnifying Licensee of the Regular License. Also, each of the Philippine Parties and MPHIL Holdings Group agree to indemnify the non-breaching
party for any losses suffered or incurred as a result of a
breach
of any warranties.
Gaming License in Cyprus
On June 26, 2017, the Cyprus government granted a gaming license
(the “Cyprus License”)
to a subsidiary of ICR Cyprus (the “Cyprus Subsidiary”
)
to develop, operate and maintain an integrated casino resort in Limassol, Cyprus and up to four
satellite casino premises in Cyprus for a term of 30 years, the first 15 years of which are exclusive. Pursuant to the Cyprus License agreement, the Cyprus
Subsidiary
has committed to pay the Cyprus government the following:
i)	Annual license fee for the temporary casino and integrated casino resort of 2,500,000
Euros
(“EUR”)

(equivalent to $2,802) per year for the first four years, and EUR5,000,000 (equivalent to $5,604) per year for the next four years. Upon the completion of the eight years and thereafter every four years during the term of the Cyprus License, the Cyprus government may review the annual license fee, with minimum of EUR5,000,000 (equivalent to $5,604) per year and any increase in the annual license fee may not exceed 20% of the annual license fee paid annually during the previous four-year period.

ii)
Aggregate a
nnual license fee for three operating satellite casinos in Nicosia, Larnaca and Ayia Napa of
EUR
2,000,000 (equivalent to $2,242)
, with annual license fee for the fourth satellite casino in Paphos opened in February 2020 of EU
R500,000 (
equivalent to $561
)
.

iii)	A casino tax of an amount equal to 15% of the gross gaming revenue on a monthly basis and shall not be increased during the period of exclusivity for the Cyprus License.

i v )	If the Cyprus Subsidiary fails to open the integrated casino resort by the opening date, as defined in the Cyprus License as April 30, 2021 which was further extended to December 31, 2021
(the “Opening Date”)

based on the
decision of the council of Ministers in Cyprus made on July 25, 2019, the Cyprus Subsidiary shall pay to the Cyprus government the amount of
EUR10,000

Gaming License in Cyprus - continued
(equivalent to $11) for each day the integrated casino resort remains unopened past the Opening Date, up to a maximum of EUR1,000,000 (equivalent to $1,121). If the integrated casino resort does not open for 100 business days past the Opening Date, the Cyprus government may terminate the Cyprus License.
(c)	Guarantees

Except as disclosed in Notes
12
and
22
(b), the Company has made the following significant guarantees as of December 31, 2019:
•	Melco Resorts Macau has issued a promissory note (“Livrança”) of MOP550,000,000 (equivalent to $68,556) to a bank in respect of the bank guarantee issued to the Macau government under its gaming subconcession.

•	Melco has entered into two deeds of guarantee with third parties amounting to $35,000 to guarantee certain payment obligations of the City of Dreams’ operations.

•	In October 2013, one of the Melco’s subsidiaries entered into a trade credit facility agreement for HK$200,000,000 (equivalent to $25,677) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility which matured on
August 31, 2019
was further extended to
August 31, 2021
, and is guaranteed by Studio City Company. As of December 31, 2019, approximately $642 of the Trade Credit Facility had been utilized.

•	Melco Resorts Leisure has issued a corporate guarantee of PHP100,000,000 (equivalent to $1,971) to a bank in respect of a surety bond issued to PAGCOR as disclosed in Note 22(b) under Regular License.

(d)	Litigation

As of December 31, 2019, the Company was a party to certain legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcome of such proceedings have no material impacts on the Company’s consolidated financial statements as a whole.